Offerings - Offering: 1	Jun. 29, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, no par value
Amount Registered | shares	20,000,000
Proposed Maximum Offering Price per Unit	0.13
Maximum Aggregate Offering Price	$ 2,600,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 359.06
Offering Note	(1) Covers 20,000,000 shares of common stock, no par value (the "Common Stock"), of Planet 13 Holdings Inc. (the "Registrant") issuable under the Registrant's 2023 Equity Incentive Plan (as amended, the "Plan"). (2) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement will also cover any additional shares of Common Stock that become issuable under the Plan by reason of any stock split, stock dividend, recapitalization or other similar transaction effected without the Registrant's receipt of consideration which would increase the number of outstanding shares of Common Stock. (3) Estimated solely for the purpose of calculating the amount of the registration fee and calculated pursuant to Rule 457(c) and Rule 457(h) under the Securities Act on the basis of the average of the high (C$0.20) and low (C$0.18) sales prices of the Common Stock as quoted on the Canadian Securities Exchange on June 29, 2026, which date is within five business days prior to filing this registration statement, as converted to United States dollars based on the average daily exchange rate as reported by the Bank of Canada for June 29, 2026, of C$1.42 for one United States dollar. All references to "C$" are to Canadian dollars.